UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09571

        Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Senior Income Fund (NSL) October 31, 2005

		Weighted Average Coupon
Principal Amount (000)			Stated Maturity*	Ratings**

	Description(1)			Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 136.1% (85.0% of total investments)
	Aerospace & Defense - 2.4% (1.5% of total investments)
$2,993	Mid-Western Aircraft Systems Inc., Term Loan B	6.409%	6/10/11	B1	BB-	$3,034,769
2,437	Vought Aircraft Industries, Inc., Term Loan	6.590%	12/22/11	Ba3	B+	2,464,943
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	6.364%	12/22/10	Ba3	B+	552,358

						6,052,070

	Airlines - 2.4% (1.5% of total investments)
5,925	United Air Lines, Inc., DIP Term Loan (Tranche B) (b)	7.960%	3/31/06	N/R	N/R	5,997,272

	Auto Components - 9.6% (6.0% of total investments)
2,343	Accuride Corporation, Term Loan	6.177%	1/31/10	B1	B+	2,361,571
4,224	Federal-Mogul Corporation, Term Loan A (b)	6.330%	2/24/04	N/R	N/R	3,979,381
5,551	Federal-Mogul Corporation, Term Loan B (b)	6.580%	2/24/05	N/R	N/R	5,235,607
1,914	GenTek Inc, Term Loan B	6.605%	12/31/10	B2	B+	1,928,840
2,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.060%	4/30/10	B2	B+	2,019,791
1,000	Goodyear Tire & Rubber Company, Term Loan	3.764%	4/30/10	B2	BB	1,008,929
3,046	MetalForming Technologies, Inc., Term Loan A (a)(b)	0.000%	9/30/07	N/R	N/R	1,675,173
1,187	MetalForming Technologies, Inc., Term Loan B (PIK) (a)(b)	0.000%	9/30/07	N/R	N/R	652,942
3,042	Tenneco Automotive Inc., Term Loan B	6.080%	12/12/10	B1	B+	3,092,651
1,336	Tenneco Automotive Inc., Term Loan B-1	5.943%	12/12/10	B1	B+	1,358,547
723	United Components, Inc., Term Loan C	6.260%	6/30/10	B1	BB-	735,088

						24,048,520

	Beverages - 3.1% (2.0% of total investments)
1,957	Constellation Brands, Inc., Term Loan	5.659%	11/30/11	Ba2	BB	1,980,549
5,802	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B	6.158%	12/19/10	N/R	N/R	5,891,247

						7,871,796

	Building Products - 4.0% (2.5% of total investments)
2,995	Euramax Holdings Inc., Term Loan B (d)	TBD	TBD	B2	B+	2,973,607
1,980	Nortek, Inc., Term Loan B	5.915%	8/27/11	B2	B	2,003,265
2,485	Stile Acquisition Corporation, Canadian Term Loan	5.666%	3/21/13	B2	BB-	2,479,028
2,490	Stile Acquisition Corporation, Term Loan B	6.203%	5/13/11	B2	BB-	2,483,251

						9,939,151

	Chemicals - 5.3% (3.3% of total investments)
2,415	Celanese Holdings LLC, Term Loan C	6.313%	4/06/11	B1	B+	2,453,220
876	Huntsman International LLC, Term Loan	5.720%	8/16/12	Ba3	BB-	881,518
3,980	Mosaic Company, Term Loan	5.232%	2/21/12	Ba2	BB+	4,027,885
2,488	PQ Corporation, Term Loan	6.063%	2/11/12	B1	B+	2,507,711
1,990	Rockwood Specialties Group, Inc., Tranche D	6.466%	7/30/12	B1	B+	2,024,203
1,500	Wellman, Inc., First Lien Term Loan	7.710%	2/10/09	B1	B+	1,528,750

						13,423,287

	Commercial Services & Supplies - 5.8% (3.6% of total investments)
3,000	Acco Brands, Term Loan B	5.726%	8/17/10	Ba3	BB-	3,037,875
1,472	Allied Waste North America, Inc., Letter of Credit	6.030%	3/21/12	B1	BB	1,481,330
3,895	Allied Waste North America, Inc., Term Loan B	6.038%	3/12/21	B1	BB	3,920,389
3,950	National Equipment Services, Inc., Term Loan	9.710%	8/17/10	B3	B	4,046,281
2,000	Williams Scotsman, Inc., Term Loan B	6.661%	6/28/10	B2	BB	2,026,250
						14,512,125

	Construction & Engineering - 0.8% (0.5% of total investments)
2,000	Maxim Crane Works, Term Loan C	9.625%	1/28/12	N/R	N/R	2,050,000

	Containers & Packaging - 5.4% (3.4% of total investments)
4,963	Graham Packaging Company, L.P., Term Loan B	6.555%	10/07/11	B2	B	5,030,737
4,000	Graham Packaging Company, L.P., Term Loan C	8.250%	3/15/12	B2	CCC+	4,080,000
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	442,245
1,999	Smurfit-Stone Container Corporation, Term Loan B	5.722%	11/01/11	Ba3	BB-	2,024,741
540	Smurfit-Stone Container Corporation, Term Loan C	5.875%	11/01/11	Ba3	BB-	546,625
1,466	United States Can Company, Term Loan B	7.650%	1/15/10	B3	B	1,473,667

						13,598,015

	Diversified Telecommunication Services - 4.4% (2.7% of total investments)
3,000	Fairpoint Communications, Inc., Term Loan	5.813%	2/15/12	B1	BB-	3,034,125
1,985	Intelsat, Ltd., Term Loan B	5.813%	7/06/11	B1	B	2,005,678
800	Qwest Corporation, Term Loan A	8.530%	6/30/07	Ba3	BB	826,166
5,000	Qwest Corporation, Term Loan B	6.950%	6/30/10	Ba3	BB	5,010,938
5,000	WCI Capital Corp., Term Loan B (a)(b)	0.000%	9/30/07	N/R	N/R	75,000

						10,951,907

	Electric Utilities - 1.4% (0.9% of total investments)
1,402	Allegheny Energy Supply Company, LLC, Term Loan C	5.788%	3/08/11	Ba2	BB	1,418,569
1,975	Calpine Construction Finance Company, L.P., Term Loan B	9.860%	8/31/09	N/R	B	2,087,088

						3,505,657

	Electrical Equipment - 2.0% (1.2% of total investments)
3,000	Mueller Group, Inc., Term Loan	6.401%	10/02/12	B2	B+	3,043,661
1,626	Sensus Metering Systems Inc., Term Loan B-1	5.955%	12/17/10	B2	B+	1,645,397
254	Sensus Metering Systems Inc., Term Loan B-2	5.970%	12/17/10	B2	B+	256,708

						4,945,766

	Food Products - 2.4% (1.5% of total investments)
5,000	Dole Holding Company, LLC, Term Loan	9.438%	7/22/10	B3	BB	5,156,250
913	Michael Foods, Inc., Term Loan B	5.187%	11/20/10	B1	B+	928,154

						6,084,404

	Healthcare Equipment & Supplies - 0.7% (0.5% of total investments)
1,849	Kinetic Concepts, Inc., Term Loan B-2	5.780%	8/11/10	Ba3	BB	1,871,565

	Healthcare Providers & Services - 9.0% (5.6% of total investments)
5,376	Community Health Systems, Inc., Term Loan	5.610%	8/19/11	N/R	BB-	5,450,175
5,000	Davita Inc., Term Loan B	6.379%	7/01/12	B1	BB-	5,079,860
1,975	IASIS Healthcare LLC, Term Loan B	6.304%	6/22/11	B1	B+	2,004,420
2,154	Psychiatric Solutions, Term Loan B	5.730%	6/30/12	B1	B+	2,179,423
2,985	Select Medical Corporation, Term Loan	5.571%	2/24/12	B1	BB-	2,990,389
4,970	Vanguard Health Holding Company I, LLC, Term Loan	6.211%	9/23/11	B2	B	5,041,444

						22,745,711

	Hotels, Restaurants & Leisure - 17.6% (11.1% of total investments)
5,000	24 Hour Fitness Worldwide, Inc., Term Loan B	6.780%	6/08/12	B2	B	5,084,375
601	Ameristar Casinos, Inc., Incremental Term Loan	6.063%	12/20/06	Ba3	BB+	604,647
1,768	Ameristar Casinos, Inc., Term Loan B-1	6.063%	12/20/06	Ba3	BB+	1,779,137
4,988	Burger King Corporation, Term Loan B	5.830%	7/17/12	Ba2	B+	5,045,392
3,990	CCM Merger, Inc., Term Loan B	5.933%	7/26/12	B1	B+	4,028,653
1,985	Isle of Capri Casinos, Inc., Term Loan	5.845%	4/26/08	Ba2	BB-	2,008,262
4,406	Jack in the Box Inc., Term Loan	5.569%	1/09/10	Ba2	BB	4,449,050
7,990	OpBiz, LLC, Term Loan A	5.305%	8/31/10	B3	B-	7,993,020
20	OpBiz, LLC, Term Loan B (PIK)	8.055%	8/31/10	B3	B-	19,899
4,000	Penn National Gaming Inc., Term Loan B	6.082%	5/26/12	Ba3	BB-	4,055,002
2,772	Pinnacle Entertainment, Delayed Draw Term Loan	7.044%	12/17/08	B1	BB-	2,807,098
2,210	Pinnacle Entertainment, Term Loan B	7.090%	8/27/10	B1	BB-	2,234,863
1,959	Resorts International, Term Loan B	10.270%	3/03/12	B2	B	1,962,089
427	Venetian Casino Resort, LLC, Delayed Draw Term Loan	5.770%	6/15/11	B1	BB-	431,390
2,073	Venetian Casino Resort, LLC, Term Loan	5.770%	6/15/11	B1	BB-	2,092,243

						44,595,120

	Household Durables - 3.3% (2.1% of total investments)
3,674	Sealy Mattress Company, Term Loan D	5.731%	4/06/12	B1	B+	3,712,038
4,500	Shea Homes, Term Loan (c)	TBD	TBD	N/R	N/R	4,547,813

						8,259,851

	Household Products - 0.8% (0.5% of total investments)
1,970	Prestige Brands, Inc., Term Loan B	6.316%	4/06/11	B1	B+	1,997,087

	Independent Power Producers & Energy Traders - 0.4% (0.2% of total investments)
553	Covanta Energy Corporation, Letter of Credit	3.863%	1/22/07	B1	B+	560,793
446	Covanta Energy Corporation, Term Loan B	6.961%	5/23/12	B1	B+	452,448

						1,013,241

	Insurance - 2.3% (1.4% of total investments)
5,586	Conseco, Inc., Term Loan	5.970%	6/22/10	B2	BB-	5,659,316

	IT Services - 3.8% (2.4% of total investments)
4,413	Fidelity National, Term Loan B	5.685%	3/09/13	Ba3	BB	4,432,791
4,988	SunGard Data Systems Inc., Term Loan B	6.280%	1/25/13	B1	B+	5,037,091

						9,469,882

	Leisure Equipment & Products - 0.4% (0.2% of total investments)
1,000	Mega Bloks, Term Loan B	5.885%	9/30/10	Ba3	BB-	1,013,438

	Machinery - 1.2% (0.7% of total investments)
1,099	Dresser-Rand Group Inc., Term Loan	6.047%	10/10/10	B1	B+	1,117,937
1,830	Rexnord Corporation, Replacement Term Loan	6.151%	12/31/11	B1	B+	1,854,040

						2,971,977

	Media - 24.3% (15.2% of total investments)
6,209	American Media Operations, Inc., Term Loan C	6.813%	4/01/07	B1	B	6,284,290
6,000	Century Cable Holdings, LLC, Discretionary Term Loan (b)	8.750%	12/31/09	N/R	N/R	5,948,250
1,640	Century Cable Holdings, LLC, Revolver (b)(e)	7.750%	10/25/10	N/R	N/R	1,613,350
2,000	Century Cable Holdings, LLC, Revolver (b)(e)	7.750%	10/25/10	N/R	N/R	1,967,500
4,931	Charter Communications Operating, LLC, Term Loan B	7.500%	4/07/11	B2	B	4,950,066
2,294	Dex Media East, LLC, Term Loan B	5.781%	11/10/08	Ba2	BB	2,307,118
4,420	Dex Media West, LLC, Term Loan B	5.734%	3/09/10	Ba2	BB	4,446,871
1,985	Emmis Operating Company, Term Loan	5.720%	11/10/11	Ba2	B+	2,001,252
1,044	Gray Television, Inc., Term Loan B	5.350%	12/31/10	Ba2	BB-	1,049,860
5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	6.270%	4/12/12	N/R	N/R	5,048,438
6,000	PRIMEDIA Inc., Term Loan	6.114%	9/30/13	N/R	B	5,881,875
4,337	R.H. Donnelley Inc., Tranche D	5.696%	6/30/11	Ba3	BB	4,371,351
2,985	Rainbow Media Holdings LLC, Term Loan	6.438%	3/31/12	B1	BB+	3,015,783
4,656	Regal Cinemas Corporation, Term Loan	6.020%	11/10/10	Ba3	BB-	4,709,961
1,728	Sun Media Corporation, Term Loan B	6.243%	2/07/09	Ba2	BB	1,747,044
3,000	UPC Financing Partnership, Term Loan H2	6.804%	9/30/12	B1	B	3,029,219
2,953	WMG Acquisition Corp., Term Loan	5.847%	2/27/11	B1	B+	2,986,093

						61,358,321

	Metals & Mining - 2.0% (1.2% of total investments)
4,951	Amsted Industries Incorporated, Term Loan B	6.623%	10/15/10	B1	BB-	5,020,689

	Multi-Utilities - 1.6% (1.0% of total investments)
875	NRG Energy, Inc., Credit-Linked Deposit	3.920%	12/24/11	Ba3	BB	881,198
1,117	NRG Energy, Inc., Term Loan	5.895%	12/20/11	Ba3	BB	1,124,471
1,985	Reliant Energy, Inc., Term Loan	6.112%	4/30/10	B1	B+	1,993,684

						3,999,353

	Oil, Gas & Consumable Fuels - 2.0% (1.2% of total investments)
800	Coffeyville Resources LLC, Letter of Credit	6.563%	6/24/12	B1	BB-	814,000
1,197	Coffeyville Resources LLC, Term Loan B	6.566%	6/24/12	B1	BB-	1,217,948
1,125	El Paso Corporation, Deposit-Funded Commitment	3.764%	11/23/09	B3	B	1,133,359
1,845	El Paso Corporation, Term Loan	6.813%	11/23/09	B3	B	1,861,016

						5,026,323

	Paper & Forest Products - 1.7% (1.1% of total investments)
1,195	Boise Cascade Holdings, LLC, Term Loan D	5.790%	3/29/11	Ba3	BB	1,213,123
2,993	NewPage Corporation, Term Loan B	6.788%	5/22/11	B1	B	3,022,425

						4,235,548

	Pharmaceuticals - 0.8% (0.5% of total investments)
1,990	Talecris Biotherapeutics Inc., Term Loan B	7.090%	3/31/10	N/R	N/R	1,994,975

	Real Estate - 6.3% (3.9% of total investments)
1,781	General Growth Properties, Inc., Term Loan A	5.610%	10/28/04	Ba2	BB+	1,790,334
4,968	General Growth Properties, Inc., Term Loan B	6.090%	11/12/08	Ba2	BB+	5,028,605
937	Lion Gables, Term Loan	5.630%	9/30/06	N/R	BB+	942,407
4,900	LNR Property Corp., Term Loan	6.731%	2/03/08	B2	B+	4,939,661
3,000	LNR Property Corp., Mezzanine Term Loan B	8.977%	2/03/08	B2	B+	3,015,938

						15,716,945

	Specialty Retail - 4.5% (2.8% of total investments)
1,363	Micro Warehouse, Inc., Term Loan B (a)(b)	0.000%	1/30/07	N/R	N/R	40,889
2,993	Movie Gallery Inc., Term Loan B	7.830%	4/01/11	B2	B	2,932,961
4,060	Norwood Promotional Products, Inc., Term Loan A	10.125%	8/16/09	N/R	N/R	4,120,531
5,362	Norwood Promotional Products, Inc., Term Loan B	1.000%	8/16/11	N/R	N/R	2,077,921
2,000	TravelCenters of America Inc., Term Loan	5.710%	6/30/11	B1	BB	2,023,750

						11,196,052

	Textiles, Apparel & Luxury Goods - 3.6% (2.3% of total investments)
5,225	Jostens IH Corp., Term Loan C	5.943%	7/29/10	B1	B+	5,312,357
3,750	William Carter Company, Term Loan B	5.718%	7/17/12	B1	BB	3,800,391

						9,112,748

	Trading Companies & Distributors - 0.8% (0.5% of total investments)
2,000	Ashtead Group Public Limited Company, Term Loan	6.063%	11/12/09	N/R	BB	2,021,663

	Total Variable Rate Senior Loan Interests (cost $349,113,423)					342,259,775

Principal Amount (000)			Stated Maturity
				Ratings**

	Description(1)	Coupon		Moody's	S&P	Value

	CORPORATE BONDS - 16.3% (10.2% of total investments)
	Hotels, Restaurants & Leisure - 7.2% (4.6% of total investments)
$5,350	Mandalay Resort Group	6.450%	2/01/06	Ba2	BB+	5,390,125
1,500	MGM Grand	7.250%	10/15/06	Ba1	BB+	1,526,250
7,000	MGM Mirage	9.750%	6/01/07	Ba2	BB-	7,385,000
1,443	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	1,450,215
2,400	Park Place Entertainment	8.875%	9/15/08	Ba2	BB-	2,586,000

						18,337,590

	Household Durables - 1.2% (0.7% of total investments)
3,000	Standard Pacific Corporation	6.500%	10/01/08	Ba2	BB	2,955,000

	Machinery - 0.8% (0.5% of total investments)
2,000	Navistar International, Series B	9.375%	6/01/06	Ba3	BB-	2,045,000

	Media - 4.4% (2.7% of total investments)
1,930	AMC Entertainment	9.875%	2/01/12	B3	CCC+	1,852,800
2,000	Cablevision Systems Corp. Floating Rate Note, 4.500% plus six-month LIBOR	8.966%	4/01/09	B3	B+	2,055,000
4,500	Emmis Operating Company, Floating Rate Note, 5.875% plus three-month LIBOR, 144A	10.135%	6/15/12	B3	B-	4,533,750
2,500	PRIMEDIA Inc., Floating Rate Note, 5.375% plus three-month LIBOR	9.635%	5/15/10	B3	B	2,518,750

						10,960,300

	Oil, Gas & Consumable Fuels - 2.7% (1.7% of total investments)
6,417	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	6,705,765

	Total Corporate Bonds (cost $41,615,512)					41,003,655

Shares (000)	Description(1)					Value

	EQUITIES - 0.0% (0.0% of total investments)
	Auto Components - 0.0% (0.0% of total investments)
280	MetalForming Technologies, Inc. (b) (f)					—

	Total Equities (cost $0)					—

	WARRANTS - 0.0% (0.0% of total investments)
	Multi-Utilities - 0.0% (0.0% of total investments)
6	Reliant Energy, Inc.					46,284

	Total Warrants (cost $40,254)					46,284

Principal Amount (000)
	Description(1)					Value

	REPURCHASE AGREEMENTS - 7.8% (4.8% total investments)
	State Street Bank, 3.730%, dated 10/31/05, due 11/01/05, repurchase price $19,506,655
$19,505	collateralized by $15,965,000 U.S. Treasury Bonds, 7.250%, due 5/15/16, value $19,896,605					19,504,634

	Total Repurchase Agreements (cost $19,504,634)					19,504,634

	Total Investments (cost $410,273,823) - 160.2%					402,814,348

	Borrowings Payable - (41.0)%†					(103,000,000)

	Other Assets Less Liabilities - (0.9)%					(2,431,285)

	Preferred Shares, at Liquidation Value (18.3)%					(46,000,000)

	Net Assets Applicable to Common Shares - 100%					$251,383,063

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.
The Fund did not have any unfunded loan commitments at October 31, 2005.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated
maturities shown.
**	Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(a)	At or subsequent to October 31, 2005, this issue was non-income producing.
(b)	At or subsequent to October 31, 2005, this issue was under the protection of the Federal Bankruptcy Court.
(c)	Investment purchased on a when-issued or delayed delivery basis.
(d)	Portion of investment purchased on a when-issued or delayed delivery basis.
(e)	Position represents a participation commitment outstanding at October 31, 2005. The Fund had the following participation commitments outstanding at October 31, 2005:

Commitment
Counterparty	Amount	Value

Morgan Stanley	$1,640,000	$1,613,350
Bear, Stearns & Co., Inc.	2,000,000	1,967,500

(f)		Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
144	A	Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD		Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement.
At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
(PIK)		In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.
N/R		Investment is not rated.
†		Borrowings payable as a percentage of total investments is (25.6%).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $410,273,823.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,919,445
Depreciation	(12,378,920)

Net unrealized appreciation (depreciation) of investments	$(7,459,475)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Senior Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.